GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS	12 Months Ended
Dec. 28, 2019
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

NOTE 3. GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

Goodwill

Results from our annual goodwill impairment test in the fourth quarter of 2019 indicated that no impairment occurred during 2019. The assumptions used in our assessment of these assets were primarily based on Level 3 inputs.

Changes in the net carrying amount of goodwill for 2019 and 2018 by reportable segment were as follows:

	Label and	Retail Branding	Industrial and
	Graphic	and Information	Healthcare
(In millions)	Materials	Solutions	Materials	Total
Goodwill as of December 30, 2017	$429.5	$355.4	$200.2	$985.1
Acquisition adjustments(1)	—	—	(17.7)	(17.7)
Translation adjustments	(14.0)	(5.7)	(5.9)	(25.6)
Goodwill as of December 29, 2018	415.5	349.7	176.6	941.8
Translation adjustments	(7.7)	(.4)	(2.9)	(11.0)
Goodwill as of December 28, 2019	$407.8	$349.3	$173.7	$930.8
(1)	Goodwill purchase price allocation adjustments and measurement period adjustments for contingent consideration liabilities related to the acquisition of Yongle Tape.

The carrying amounts of goodwill at December 28, 2019 and December 29, 2018 were net of accumulated impairment losses of $820 million recognized in fiscal year 2009 by our Retail Branding and Information Solutions ("RBIS") reportable segment.

Indefinite-Lived Intangible Assets

Results from our annual indefinite-lived intangible assets impairment test in the fourth quarter indicated that no impairment occurred in 2019.

The carrying value of indefinite-lived intangible assets resulting from business acquisitions, consisting of trade names and trademarks, was $20.8 million and $21.1 million at December 28, 2019 and December 29, 2018, respectively.

Finite-Lived Intangible Assets

In connection with the 2017 Acquisitions, we acquired approximately $107 million of identifiable intangible assets, which consisted of customer relationships, trade names and trademarks, and patents and other acquired technology.  We utilized the income approach to estimate the fair values of the identifiable intangible assets associated with the 2017 Acquisitions, using primarily Level 3 inputs.  The discount rates we used to value these assets were between 11% and 16.5%.

The table below summarizes the amounts and weighted useful lives of these intangible assets at acquisition.

		Weighted average
		amortization
	Amount	period
	(in millions)	(in years)
Customer relationships	$70.9	16
Patents and other acquired technology	31.9	9
Trade names and trademarks	4.2	6

Refer to Note 2, “Acquisitions,” for more information.

The following table sets forth our finite-lived intangible assets resulting from business acquisitions at December 28, 2019 and December 29, 2018, which continue to be amortized:

	2019			2018
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
(In millions)	Amount	Amortization	Amount	Amount	Amortization	Amount
Customer relationships	$319.5	$238.7	$80.8	$322.2	$231.8	$90.4
Patents and other acquired technology	81.7	61.3	20.4	84.0	56.8	27.2
Trade names and trademarks	24.3	19.8	4.5	27.0	21.7	5.3
Other intangibles	.2	.2	—	11.9	11.9	—
Total	$425.7	$320.0	$105.7	$445.1	$322.2	$122.9

Amortization expense for finite-lived intangible assets resulting from business acquisitions was $13.5 million for 2019, $15.2 million for 2018, and $18.6 million for 2017.

The estimated amortization expense for finite-lived intangible assets resulting from business acquisitions for each of the next five fiscal years is expected to be as follows:

Estimated
Amortization
(In millions)	Expense
2020	$12.2
2021	11.6
2022	10.6
2023	9.6
2024	8.0